Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 03, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2019
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Prospectus Line Items	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund

(the “Fund”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Supplement dated May 3, 2019

to the

Prospectuses

dated October 1, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The purpose of this Supplement is to provide you with notice and information regarding a change in a policy pertaining to the Fund’s investments in CRA-qualifying instruments.

This change is effective on July 2, 2019 (the “Effective Date”).

The Fund’s current policy is to, under normal circumstances, invest at least 90% of its net assets in debt securities and other debt instruments that the Fund’s investment advisor, Community Capital Management, Inc. (the “Advisor”) believes will be CRA-qualifying. Effective as of the Effective Date, the Fund, under normal circumstances, will invest at least 80% of its net assets in debt securities and other debt instruments that the Advisor believes will be CRA-qualifying.

Please keep this Prospectus Supplement with your records.